UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A
Amendment No.1
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from January 1, 2020 to January 31, 2020
Commission File Number of issuing entity: 333-231819-04

Central Index Key Number of issuing entity: 0001799516
Ford Credit Auto Lease Trust 2020-A
(Exact name of issuing entity as specified on its charter)
Commission File Number of depositor: 333-231819
Central Index Key Number of depositor: 0001519881
Ford Credit Auto Lease Two LLC
(Exact name of depositor as specified on its charter)
Central Index Key Number of sponsor: 0000038009
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)
Ryan M. Hershberger, Phone: 313-594-3495
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Delaware
(State or jurisdiction of incorporation or organization of the issuing entity)
84-7048497
(I.R.S. Employer Identification No.)

c/o BNY Mellon Trust of Delaware 301 Bellevue Parkway, 3rd Floor Wilmington, Delaware (Address of principal executive offices)	19809 (zip code)
(302) 791-3610
(Telephone Number, including area code)
Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Class A-1 Notes			X
Class A-2 Notes			X
Class A-3 Notes			X
Class A-4 Notes			X
Class B Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

EXPLANATORY NOTE
This distribution report on Form 10-D/A and the attached Exhibit 99 amends and restates in its entirety the distribution report on Form 10-D and Exhibit 99 filed by the issuing entity with the U.S. Securities and Exchange Commission on February 26, 2020 (the "Original Report").

Due to an administrative error, the principal and interest payments disclosed in the Original Report were incorrect. Interest payments on the Class A-2 Notes, Class A-3 Notes, Class A-4 Notes, Class B Notes, and Class C Notes were calculated using an incorrect day count convention for the related Interest Period. As a result, interest was over paid to the Class A-2, Class A-3, Class A-4, Class B and Class C Noteholders by an aggregate amount of $142,896.68, which would have otherwise been distributed to the Class A-1 Noteholders as a Regular Principal Payment in an equivalent amount or $ 0.75 per $ 1,000 face value. The Regular Principal Payment amount for the Class A-1 Notes and the Interest Payment amounts for the Class A-2 Class A-3, Class A-4, Class B and Class C Notes have been corrected.

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and performance information of the asset pool of the issuing entity is set forth in the attached Monthly Investor Report.

Item 1A. Asset-Level Information

The asset-level data for the asset pool of the issuing entity included in Exhibit 102 to the Form ABS-EE filed by the issuing entity with the U.S. Securities and Exchange Commission on February 25, 2020 (the “Form ABS-EE”) is incorporated into this Form 10-D by reference.

The additional asset-level information or explanatory language for the asset pool of the issuing entity included in Exhibit 103 to the Form ABS-EE is also incorporated into this Form 10-D by reference.

PART II - OTHER INFORMATION

Item 10. Exhibits.

(a) Documents filed as part of this report:
Exhibit 99	Ford Credit Auto Lease Trust 2020-A Monthly Investor Report

(b) Exhibits required by this Form and Item 601 of Regulation S-K:
Exhibit 102
Asset Data File (included in Exhibit 102 to Form ABS-EE, as filed by the issuing entity with the U.S. Securities and Exchange Commission on February 25, 2020, which is incorporated herein by reference)

Exhibit 103
Asset Related Document (included in Exhibit 103 to Form ABS-EE, as filed by the issuing entity with the U.S. Securities and Exchange Commission on February 25, 2020, which is incorporated herein by reference)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer, on behalf of the issuing entity, has duly caused this report to be signed by the undersigned duly authorized.

Ford Credit Auto Lease Trust 2020-A
(Issuing entity)

By: Ford Motor Credit Company LLC (Servicer)

/s/ Ryan M. Hershberger
Ryan M. Hershberger
Assistant Treasurer
Date: March 10, 2020